SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Supplemental Guarantor Financial Information [Abstract]
Supplemental Guarantor Financial Information
Supplemental Guarantor Financial Information

The following condensed consolidating guarantor financial information is presented to comply with the requirements of Rule 3-10 of Regulation S-X.

In October 2015, Spinco (the Issuer) issued $720.0 million aggregate principal amount of the 2023 Notes and $500.0 million aggregate principal amount of the 2025 Notes (collectively, the Notes). The Issuer was formed on March 13, 2015 as a wholly owned subsidiary of TDCC and upon closing of the Acquisition became a 100% owned subsidiary of Olin (the Parent Guarantor). The Notes are fully and unconditionally guaranteed by the Parent Guarantor.

The following condensed consolidating financial information presents the condensed consolidating balance sheets as of March 31, 2016, December 31, 2015 and March 31, 2015, and the related condensed consolidating statements of operations, comprehensive income and cash flows for the three months ended March 31, 2016 and March 31, 2015, of (a) the Parent Guarantor, (b) the Issuer, (c) the non-guarantor subsidiaries, (d) elimination entries necessary to consolidate the Parent Guarantor with the Issuer and the non-guarantor subsidiaries and (e) Olin on a consolidated basis. Investments in consolidated subsidiaries are presented under the equity method of accounting.

CONDENSED CONSOLIDATING BALANCE SHEETS
March 31, 2016
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$19.8	$—	$295.8	$—	$315.6
Receivables, net	119.3	—	693.9	—	813.2
Intercompany receivables	—		1,498.9	(1,498.9)	—
Income taxes receivable	35.3	—	1.0	—	36.3
Inventories	173.3	—	506.2	—	679.5
Current deferred income taxes	—	—	2.6	(2.6)	—
Other current assets	150.7	5.0	6.2	(129.1)	32.8
Total current assets	498.4	5.0	3,004.6	(1,630.6)	1,877.4
Property, plant and equipment, net	501.4	—	3,357.6	—	3,859.0
Investment in Subsidiaries	5,970.8	3,675.2	—	(9,646.0)	—
Deferred income taxes	170.8	—	—	(63.4)	107.4
Other assets	42.8	—	421.0	—	463.8
Long-term receivables—affiliates	—	2,553.2	—	(2,553.2)
Intangible assets, net	0.1	—	663.1	—	663.2
Goodwill	—	985.4	1,160.7	—	2,146.1
Total assets	$7,184.3	$7,218.8	$8,607.0	$(13,893.2)	$9,116.9
Liabilities and Shareholders' Equity
Current liabilities:
Current installments of long-term debt	$192.9	$—	$12.2	$—	$205.1
Accounts payable	45.9	—	432.2	—	478.1
Intercompany payables	1,459.5	39.4	—	(1,498.9)	—
Income taxes payable	2.5	—	14.2	(2.6)	14.1
Accrued liabilities	267.8	—	213.6	(129.1)	352.3
Total current liabilities	1,968.6	39.4	672.2	(1,630.6)	1,049.6
Long-term debt	1,067.7	2,547.8	12.4	—	3,627.9
Accrued pension liability	182.4	—	452.8	—	635.2
Deferred income taxes	8.6	189.7	892.7	—	1,091.0
Long-term payables—affiliates	1,291.8	281.7	979.7	(2,553.2)	—
Other liabilities	292.4	—	111.4	(63.4)	340.4
Total liabilities	4,811.5	3,058.6	3,121.2	(4,247.2)	6,744.1
Commitments and contingencies
Shareholders' equity:
Common stock	165.2	—	14.6	(14.6)	165.2
Additional paid-in capital	2,238.9	4,146.1	4,790.3	(8,936.4)	2,238.9
Accumulated other comprehensive loss	(470.2)	—	(7.2)	7.2	(470.2)
Retained earnings	438.9	14.1	688.1	(702.2)	438.9
Total shareholders' equity	2,372.8	4,160.2	5,485.8	(9,646.0)	2,372.8
Total liabilities and shareholders' equity	$7,184.3	$7,218.8	$8,607.0	$(13,893.2)	$9,116.9

CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2015
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$119.4	$—	$272.6	$—	$392.0
Receivables, net	107.7	—	679.4	(3.7)	783.4
Intercompany receivables	—	—	995.0	(995.0)	—
Income taxes receivable	34.6	—	1.5	(3.2)	32.9
Inventories	166.0	—	519.2	—	685.2
Current deferred income taxes	—	—	2.7	(2.7)
Other current assets	152.1	5.0	4.6	(121.8)	39.9
Total current assets	579.8	5.0	2,475.0	(1,126.4)	1,933.4
Property, plant and equipment, net	508.7	—	3,444.7	—	3,953.4
Investment in Subsidiaries	5,905.0	3,636.3	—	(9,541.3)	—
Deferred income taxes	—	—	104.6	(8.7)	95.9
Other assets	43.5	—	411.1	—	454.6
Long-term receivables—affiliates	—	2,562.6	—	(2,562.6)	—
Intangible assets, net	0.5	—	677.0	—	677.5
Goodwill	—	990.2	1,183.9	—	2,174.1
Total assets	$7,037.5	$7,194.1	$8,296.3	$(13,239.0)	$9,288.9
Liabilities and Shareholders' Equity
Current liabilities:
Current installments of long-term debt	$192.8	$—	$12.2	$—	$205.0
Accounts payable	36.1	—	576.6	(4.5)	608.2
Intercompany payables	966.0	29.0	—	(995.0)	—
Income taxes payable	2.7	—	8.1	(5.9)	4.9
Accrued liabilities	227.8	—	221.3	(121.0)	328.1
Total current liabilities	1,425.4	29.0	818.2	(1,126.4)	1,146.2
Long-term debt	1,084.0	2,547.4	12.4	—	3,643.8
Accrued pension liability	484.3	—	164.6	—	648.9
Deferred income taxes	32.5	189.7	881.7	(8.7)	1,095.2
Long-term payables—affiliates	1,296.4	286.5	979.7	(2,562.6)	—
Other liabilities	296.1	—	39.9	—	336.0
Total liabilities	4,618.7	3,052.6	2,896.5	(3,697.7)	6,870.1
Commitments and contingencies
Shareholders' equity:
Common stock	165.1	—	14.6	(14.6)	165.1
Additional paid-in capital	2,236.4	4,146.1	4,789.6	(8,935.7)	2,236.4
Accumulated other comprehensive loss	(492.5)	—	(31.7)	31.7	(492.5)
Retained earnings	509.8	(4.6)	627.3	(622.7)	509.8
Total shareholders' equity	2,418.8	4,141.5	5,399.8	(9,541.3)	2,418.8
Total liabilities and shareholders' equity	$7,037.5	$7,194.1	$8,296.3	$(13,239.0)	$9,288.9

CONDENSED CONSOLIDATING BALANCE SHEETS
March 31, 2015
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$179.2	$—	$17.6	$—	$196.8
Receivables, net	130.0	—	173.8	—	303.8
Intercompany receivables	—	—	622.7	(622.7)	—
Income taxes receivable	15.1	—	—	—	15.1
Inventories	149.1	—	67.0	—	216.1
Current deferred income taxes	42.6	—	11.4	—	54.0
Other current assets	111.9	—	2.2	(96.7)	17.4
Total current assets	627.9	—	894.7	(719.4)	803.2
Property, plant and equipment, net	503.7	—	416.2	—	919.9
Investment in Subsidiaries	1,694.2	—	—	(1,694.2)	—
Deferred income taxes	64.1	—	—	(51.2)	12.9
Other assets	60.1	—	10.1	—	70.2
Intangible assets, net	0.5	—	119.3	—	119.8
Goodwill	—	—	747.1	—	747.1
Total assets	$2,950.5	$—	$2,187.4	$(2,464.8)	$2,673.1
Liabilities and Shareholders' Equity
Current liabilities:
Current installments of long-term debt	$4.2	$—	$12.2	$—	$16.4
Accounts payable	60.7	—	87.7	(0.6)	147.8
Intercompany payables	622.7		—	(622.7)	—
Income taxes payable	1.1	—	—	—	1.1
Accrued liabilities	135.5	—	165.7	(96.1)	205.1
Total current liabilities	824.2	—	265.6	(719.4)	370.4
Long-term debt	623.9	—	24.8	—	648.7
Accrued pension liability	165.0	—	2.2	—	167.2
Deferred income taxes	—	—	158.5	(51.2)	107.3
Other liabilities	319.2	—	42.1	—	361.3
Total liabilities	1,932.3	—	493.2	(770.6)	1,654.9
Commitments and contingencies
Shareholders' equity:
Common stock	77.5	—	14.6	(14.6)	77.5
Additional paid-in capital	792.1	—	1,221.3	(1,221.3)	792.1
Accumulated other comprehensive loss	(439.7)	—	(20.1)	20.1	(439.7)
Retained earnings	588.3	—	478.4	(478.4)	588.3
Total shareholders' equity	1,018.2	—	1,694.2	(1,694.2)	1,018.2
Total liabilities and shareholders' equity	$2,950.5	$—	$2,187.4	$(2,464.8)	$2,673.1

CONDENSED CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Three Months Ended March 31, 2016
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Sales	$320.7	$—	$1,141.3	$(113.8)	$1,348.2
Operating expenses:
Cost of goods sold	275.3	—	1,013.9	(113.8)	1,175.4
Selling and administration	36.8	—	51.3	—	88.1
Restructuring charges	0.3	—	92.5	—	92.8
Acquisition-related costs	10.2	—	—	—	10.2
Other operating (loss) income	(0.5)	—	11.4	—	10.9
Operating (loss) income	(2.4)	—	(5.0)	—	(7.4)
Earnings of non-consolidated affiliates	0.2	—	—	—	0.2
Equity income (loss) in subsidiaries	(28.8)	43.6	—	(14.8)	—
Interest expense	10.7	38.2	1.0	(1.4)	48.5
Interest income	0.8	—	0.9	(1.4)	0.3
Income (loss) before taxes	(40.9)	5.4	(5.1)	(14.8)	(55.4)
Income tax (benefit) provision	(3.0)	(13.3)	(1.2)	—	(17.5)
Net income (loss)	$(37.9)	$18.7	$(3.9)	$(14.8)	$(37.9)

CONDENSED CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Three Months Ended March 31, 2015
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Sales	$323.1	$—	$289.4	$(94.5)	$518.0
Operating expenses:
Cost of goods sold	274.7	—	253.0	(94.5)	433.2
Selling and administration	35.3	—	11.7	—	47.0
Restructuring charges	—	—	1.2	—	1.2
Acquisition-related costs	10.4	—	—	—	10.4
Other operating (loss) income	(0.6)	—	0.4	—	(0.2)
Operating income	2.1	—	23.9	—	26.0
Earnings of non-consolidated affiliates	0.4	—	—	—	0.4
Equity income (loss) in subsidiaries	15.1	—	—	(15.1)	—
Interest expense	7.9	—	0.5	(1.3)	7.1
Interest income	0.8	—	0.8	(1.3)	0.3
Income (loss) before taxes	10.5	—	24.2	(15.1)	19.6
Income tax provision	(2.6)	—	9.1	—	6.5
Net income (loss)	$13.1	$—	$15.1	$(15.1)	$13.1

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Three Months Ended March 31, 2016
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net income (loss)	$(37.9)	$18.7	$(3.9)	$(14.8)	$(37.9)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments, net	15.5	—	15.5	(15.5)	15.5
Unrealized losses on derivative contracts, net	3.0	—	—	—	3.0
Amortization of prior service costs and actuarial losses, net	3.8	—	0.5	(0.5)	3.8
Total other comprehensive income (loss), net of tax	22.3	—	16.0	(16.0)	22.3
Comprehensive income (loss)	$(15.6)	$18.7	$12.1	$(30.8)	$(15.6)

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Three Months Ended March 31, 2015
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net (loss) income	$13.1	$—	$15.1	$(15.1)	$13.1
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments, net	(1.4)	—	(1.4)	1.4	(1.4)
Unrealized losses on derivative contracts, net	(0.3)	—	—	—	(0.3)
Amortization of prior service costs and actuarial losses, net	5.1	—	0.4	(0.4)	5.1
Total other comprehensive (loss) income, net of tax	3.4	—	(1.0)	1.0	3.4
Comprehensive (loss) income	$16.5	$—	$14.1	$(14.1)	$16.5

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Three Months Ended March 31, 2016
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net operating activities	$(35.5)	—	$82.5	—	$47.0
Investing Activities
Capital expenditures	(16.2)	—	(59.9)	—	(76.1)
Proceeds from disposition of property, plant and equipment	—	—	0.1	—	0.1
Distributions from affiliated companies, net	2.2	—	—	—	2.2
Net investing activities	(14.0)	—	(59.8)	—	(73.8)
Financing Activities
Long-term debt repayments	(0.2)	(16.9)	—	—	(17.1)
Dividends paid	(33.0)	—	—	—	(33.0)
Intercompany financing activities	(16.9)	16.9	—	—	—
Net financing activities	(50.1)	—	—	—	(50.1)
Effect of exchange rate changes on cash and cash equivalents	—	—	0.5	—	0.5
Net (decrease) increase in cash and cash equivalents	(99.6)	—	23.2	—	(76.4)
Cash and cash equivalents, beginning of year	119.4	—	272.6	—	392.0
Cash and cash equivalents, end of year	$19.8	—	$295.8	—	$315.6

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Three Months Ended March 31, 2015
(In millions)
(Unaudited)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net operating activities	$(15.5)	$—	$5.9	$—	$(9.6)
Investing Activities
Capital expenditures	(18.6)	—	(4.7)	—	(23.3)
Proceeds from disposition of property, plant and equipment	0.2	—	0.4	—	0.6
Distributions from affiliated companies, net	2.2	—	—	—	2.2
Other investing activities	—	—	(1.4)	—	(1.4)
Net investing activities	(16.2)	—	(5.7)	—	(21.9)
Financing Activities
Long-term debt repayments	(1.0)	—	—	—	(1.0)
Stock options exercised	2.0	—	—	—	2.0
Excess tax benefits from stock-based compensation	0.3	—	—	—	0.3
Dividends paid	(15.5)	—	—	—	(15.5)
Debt and equity issuance costs	(14.3)	—	—	—	(14.3)
Net financing activities	(28.5)	—	—	—	(28.5)
Net (decrease) increase in cash and cash equivalents	(60.2)	—	0.2	—	(60.0)
Cash and cash equivalents, beginning of year	239.4	—	17.4	—	256.8
Cash and cash equivalents, end of year	$179.2	$—	$17.6	$—	$196.8

Supplemental Guarantor Financial Information

The following condensed consolidating guarantor financial information is presented to comply with the requirements of Rule 3-10 of Regulation S-X.

In October 2015, Spinco (the Issuer) issued $720.0 million aggregate principal amount of the 2023 Notes and $500.0 million aggregate principal amount of the 2025 Notes (collectively, the Notes). The Issuer was formed on March 13, 2015 as a wholly owned subsidiary of TDCC and upon closing of the Acquisition became a 100% owned subsidiary of Olin (the Parent Guarantor). The Notes are fully and unconditionally guaranteed by the Parent Guarantor.

The following condensed consolidating financial information presents the condensed consolidating balance sheets as of December 31, 2015 and 2014, and the related condensed consolidating statements of operations, comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2015 of (a) the Parent Guarantor, (b) the Issuer, (c) the non-guarantor subsidiaries, (d) elimination entries necessary to consolidate the Parent Guarantor with the Issuer and the non-guarantor subsidiaries and (e) Olin on a consolidated basis. Investments in consolidated subsidiaries are presented under the equity method of accounting.
In April 2015, the FASB issued ASU 2015-03 “Simplifying the Presentation of Debt Issuance Costs” (ASU 2015-03) and, in August 2015, the FASB issued ASU 2015-15 “Interest-Imputation of Interest” (ASU 2015-15), which both amend ASC 835-30 “Interest-Imputation of Interest.” These updates require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability while debt issuance costs related to line-of-credit arrangements will continue to be presented as an asset. We adopted ASU 2015-03 and ASU 2015-15 on January 1, 2016 which required retrospective application. Historical balance sheet amounts have been adjusted to reflect the adoption of the updates requiring debt issuance costs to be presented as a direct reduction from the carrying value of the related debt.

CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2015
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$119.4	$—	$272.6	$—	$392.0
Receivables, net	107.7	—	679.4	(3.7)	783.4
Intercompany receivables	—	—	995.0	(995.0)	—
Income taxes receivable	34.6	—	1.5	(3.2)	32.9
Inventories	166.0	—	519.2	—	685.2
Current deferred income taxes	—	—	2.7	(2.7)
Other current assets	152.1	5.0	4.6	(121.8)	39.9
Total current assets	579.8	5.0	2,475.0	(1,126.4)	1,933.4
Property, plant and equipment, net	508.7	—	3,444.7	—	3,953.4
Investment in Subsidiaries	5,905.0	3,636.3	—	(9,541.3)	—
Deferred income taxes	—	—	104.6	(8.7)	95.9
Other assets	43.5	—	411.1	—	454.6
Long-term receivables—affiliates	—	2,562.6	—	(2,562.6)	—
Intangible assets, net	0.5	—	677.0	—	677.5
Goodwill	—	990.2	1,183.9	—	2,174.1
Total assets	$7,037.5	$7,194.1	$8,296.3	$(13,239.0)	$9,288.9
Liabilities and Shareholders' Equity
Current liabilities:
Current installments of long-term debt	$192.8	$—	$12.2	$—	$205.0
Accounts payable	36.1	—	576.6	(4.5)	608.2
Intercompany payables	966.0	29.0	—	(995.0)	—
Income taxes payable	2.7	—	8.1	(5.9)	4.9
Accrued liabilities	227.8	—	221.3	(121.0)	328.1
Total current liabilities	1,425.4	29.0	818.2	(1,126.4)	1,146.2
Long-term debt	1,084.0	2,547.4	12.4	—	3,643.8
Accrued pension liability	484.3	—	164.6	—	648.9
Deferred income taxes	32.5	189.7	881.7	(8.7)	1,095.2
Long-term payables—affiliates	1,296.4	286.5	979.7	(2,562.6)	—

Other liabilities	296.1	—	39.9	—	336.0
Total liabilities	4,618.7	3,052.6	2,896.5	(3,697.7)	6,870.1
Commitments and contingencies
Shareholders' equity:
Common stock	165.1	—	14.6	(14.6)	165.1
Additional paid-in capital	2,236.4	4,146.1	4,789.6	(8,935.7)	2,236.4
Accumulated other comprehensive loss	(492.5)	—	(31.7)	31.7	(492.5)
Retained earnings	509.8	(4.6)	627.3	(622.7)	509.8
Total shareholders' equity	2,418.8	4,141.5	5,399.8	(9,541.3)	2,418.8
Total liabilities and shareholders' equity	$7,037.5	$7,194.1	$8,296.3	$(13,239.0)	$9,288.9

CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2014
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$239.4	$—	$17.4	$—	$256.8
Receivables, net	107.3	—	155.8	—	263.1
Intercompany receivables	—		617.1	(617.1)	—
Income taxes receivable	21.4	—	0.2	—	21.6
Inventories	136.1	—	74.0	—	210.1
Current deferred income taxes	41.9	—	12.3	—	54.2
Other current assets	99.0	—	1.9	(90.6)	10.3
Total current assets	645.1	—	878.7	(707.7)	816.1
Property, plant and equipment, net	505.3	—	425.7	—	931.0
Investment in Subsidiaries	1,683.9	—	—	(1,683.9)	—
Deferred income taxes	61.2	—	—	(48.7)	12.5
Other assets	48.4	—	10.6	—	59.0
Intangible assets, net	0.5	—	123.0	—	123.5
Goodwill	—	—	747.1	—	747.1
Total assets	$2,944.4	$—	$2,185.1	$(2,440.3)	$2,689.2
Liabilities and Shareholders' Equity
Current liabilities:
Current installments of long-term debt	$4.2	$—	$12.2	$—	$16.4
Accounts payable	54.0	—	93.4	(0.6)	146.8
Intercompany payables	617.1		—	(617.1)	—
Income taxes payable	0.2	—	—	—	0.2
Accrued liabilities	137.0	—	167.3	(90.0)	214.3
Total current liabilities	812.5	—	272.9	(707.7)	377.7
Long-term debt	624.9	—	24.9	—	649.8
Accrued pension liability	179.1	—	2.9	—	182.0
Deferred income taxes	—	—	155.8	(48.7)	107.1
Other liabilities	314.6	—	44.7	—	359.3
Total liabilities	1,931.1	—	501.2	(756.4)	1,675.9
Commitments and contingencies
Shareholders' equity:
Common stock	77.4	—	14.6	(14.6)	77.4
Additional paid-in capital	788.3	—	1,221.2	(1,221.2)	788.3
Accumulated other comprehensive loss	(443.1)	—	(19.0)	19.0	(443.1)
Retained earnings	590.7	—	467.1	(467.1)	590.7
Total shareholders' equity	1,013.3	—	1,683.9	(1,683.9)	1,013.3
Total liabilities and shareholders' equity	$2,944.4	$—	$2,185.1	$(2,440.3)	$2,689.2

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Year Ended December 31, 2015
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Sales	$1,215.4	$—	$2,002.5	$(363.5)	$2,854.4
Operating expenses:
Cost of goods sold	1,057.8	—	1,792.5	(363.5)	2,486.8
Selling and administration	110.4	—	76.1	—	186.5
Restructuring charges	0.7	—	2.0	—	2.7
Acquisition-related costs	117.9	—	5.5	—	123.4
Other operating (loss) income	(4.0)	—	49.7	—	45.7
Operating (loss) income	(75.4)	—	176.1	—	100.7
Earnings of non-consolidated affiliates	1.7	—	—	—	1.7
Equity income (loss) in subsidiaries	90.2	19.7	—	(109.9)	—
Interest expense	60.9	37.0	4.5	(5.4)	97.0
Interest income	3.1	—	3.4	(5.4)	1.1
Other income (expense)	0.4	—	(0.2)	—	0.2
Income (loss) before taxes	(40.9)	(17.3)	174.8	(109.9)	6.7
Income tax provision (benefit)	(39.5)	(12.8)	60.3	—	8.1
Net income (loss)	$(1.4)	$(4.6)	$114.5	$(109.9)	$(1.4)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Year Ended December 31, 2014
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Sales	$1,373.2	$—	$1,285.5	$(417.5)	$2,241.2
Operating expenses:			—
Cost of goods sold	1,148.1	—	1,122.6	(417.5)	1,853.2
Selling and administration	90.8	—	75.4	—	166.2
Restructuring charges	4.8	—	10.9	—	15.7
Acquisition-related costs	4.2	—	—	—	4.2
Other operating income	0.9	—	0.6	—	1.5
Operating income	126.2	—	77.2	—	203.4
Earnings of non-consolidated affiliates	1.7	—	—	—	1.7
Equity income (loss) in subsidiaries	48.8	—	—	(48.8)	—
Interest expense	47.0	—	1.3	(4.5)	43.8
Interest income	2.5	—	3.3	(4.5)	1.3
Other income	0.1	—	—	—	0.1
Income (loss) from continuing operations before taxes	132.3	—	79.2	(48.8)	162.7
Income tax provision	27.3	—	30.4	—	57.7
Income (loss) from continuing operations	105.0	—	48.8	(48.8)	105.0
Income from discontinued operations, net	0.7	—	—	—	0.7
Net income (loss)	$105.7	$—	$48.8	$(48.8)	$105.7

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Year Ended December 31, 2013
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Sales	$1,379.4	$—	$1,569.6	$(434.0)	$2,515.0
Operating expenses:			—
Cost of goods sold	1,159.3	—	1,308.4	(434.0)	2,033.7
Selling and administration	132.8	—	57.2	—	190.0
Restructuring charges	5.5	—	—	—	5.5
Acquisition-related costs	—	—	—	—	—
Other operating income	0.6	—	0.1	—	0.7
Operating income	82.4	—	204.1	—	286.5
Earnings of non-consolidated affiliates	2.8	—	—	—	2.8
Equity income (loss) in subsidiaries	129.8	—	—	(129.8)	—
Interest expense	37.8	—	7.9	(7.1)	38.6
Interest income	4.4	—	3.3	(7.1)	0.6
Other (expense) income	(0.1)	—	(1.2)	—	(1.3)
Income (loss) before taxes	181.5	—	198.3	(129.8)	250.0
Income tax provision	2.9	—	68.5	—	71.4
Net income (loss)	$178.6	$—	$129.8	$(129.8)	$178.6

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Year Ended December 31, 2015
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net income (loss)	$(1.4)	$(4.6)	$114.5	$(109.9)	$(1.4)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments, net	(9.8)	—	(9.8)	9.8	(9.8)
Unrealized losses on derivative contracts, net	(2.7)	—	—	—	(2.7)
Pension and postretirement liability adjustments, net	(78.8)	—	(5.1)	5.1	(78.8)
Amortization of prior service costs and actuarial losses, net	41.9	—	2.3	(2.3)	41.9
Total other comprehensive (loss) income, net of tax	(49.4)	—	(12.6)	12.6	(49.4)
Comprehensive (loss) income	$(50.8)	$(4.6)	$101.9	$(97.3)	$(50.8)

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Year Ended December 31, 2014
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net income (loss)	$105.7	$—	$48.8	$(48.8)	$105.7
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments, net	(1.8)	—	(1.8)	1.8	(1.8)
Unrealized losses on derivative contracts, net	(5.1)	—	—	—	(5.1)
Pension and postretirement liability adjustments, net	(86.6)	—	(3.2)	3.2	(86.6)
Amortization of prior service costs and actuarial losses, net	15.5	—	1.4	(1.4)	15.5
Total other comprehensive (loss) income, net of tax	(78.0)	—	(3.6)	3.6	(78.0)
Comprehensive income (loss)	$27.7	$—	$45.2	$(45.2)	$27.7

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
Year Ended December 31, 2013
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net income (loss)	$178.6	$—	$129.8	$(129.8)	$178.6
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments, net	(2.6)	—	(2.6)	2.6	(2.6)
Unrealized losses on derivative contracts, net	(3.8)	—	—	—	(3.8)
Pension and postretirement liability adjustments, net	(7.7)	—	(1.4)	1.4	(7.7)
Amortization of prior service costs and actuarial losses, net	20.3	—	1.1	(1.1)	20.3
Total other comprehensive income (loss), net of tax	6.2	—	(2.9)	2.9	6.2
Comprehensive income (loss)	$184.8	$—	$126.9	$(126.9)	$184.8

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Year Ended December 31, 2015
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net operating activities	$(70.6)	$—	$287.7	$—	$217.1
Investing Activities
Capital expenditures	(74.0)	—	(56.9)	—	(130.9)
Business acquired and related transactions, net of cash acquired	(408.1)	—	—	—	(408.1)
Proceeds from disposition of property, plant and equipment	1.7	—	24.5	—	26.2
Distributions from affiliated companies, net	8.8	—	—	—	8.8
Net investing activities	(471.6)	—	(32.4)	—	(504.0)
Financing Activities
Long-term debt:
Borrowings	1,275.0	—	—	—	1,275.0
Repayments	(149.5)	—	(581.2)	—	(730.7)
Stock options exercised	2.2	—	—	—	2.2
Excess tax benefits from stock-based compensation	0.4	—	—	—	0.4
Dividends paid	(79.5)	—	—	—	(79.5)
Debt and equity issuance costs	(35.2)	(10.0)	—	—	(45.2)
Intercompany financing activities	(591.2)	10.0	581.2		—
Net financing activities	422.2	—	—	—	422.2
Effect of exchange rate changes on cash and cash equivalents	—	—	(0.1)	—	(0.1)
Net (decrease) increase in cash and cash equivalents	(120.0)	—	255.2	—	135.2
Cash and cash equivalents, beginning of year	239.4	—	17.4	—	256.8
Cash and cash equivalents, end of year	$119.4	$—	$272.6	$—	$392.0

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Year Ended December 31, 2014
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net operating activities	$134.7	$—	$24.5	$—	$159.2
Investing Activities
Capital expenditures	(51.3)	—	(20.5)	—	(71.8)
Proceeds from disposition of property, plant and equipment	3.5	—	2.1	—	5.6
Restricted cash activity, net	4.2	—	—	—	4.2
Other investing activities	—	—	0.3	—	0.3
Net investing activities	(43.6)	—	(18.1)	—	(61.7)
Financing Activities
Long-term debt:
Borrowings	150.0	—	—	—	150.0
Repayments	(150.2)	—	(12.2)	—	(162.4)
Earn out payment - SunBelt	—	—	(14.8)	—	(14.8)
Common stock repurchased and retired	(64.8)	—	—	—	(64.8)
Stock options exercised	6.6	—	—	—	6.6
Excess tax benefits from stock-based compensation	1.1	—	—	—	1.1
Dividends paid	(63.0)	—	—	—	(63.0)
Debt and equity issuance costs	(1.2)	—	—	—	(1.2)
Intercompany financing activities	(27.0)		27.0		—
Net financing activities	(148.5)	—	—	—	(148.5)
Net (decrease) increase in cash and cash equivalents	(57.4)	—	6.4	—	(51.0)
Cash and cash equivalents, beginning of year	296.8	—	11.0	—	307.8
Cash and cash equivalents, end of year	$239.4	$—	$17.4	$—	$256.8

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
Year Ended December 31, 2013
(In millions)

	Parent Guarantor	Issuer	Subsidiary Non-Guarantor	Eliminations	Total
Net operating activities	$336.9	—	$(19.9)	$—	$317.0
Investing Activities
Capital expenditures	(63.6)	—	(27.2)	—	(90.8)
Proceeds from sale/leaseback of equipment	—	—	35.8	—	35.8
Proceeds from disposition of property, plant and equipment	3.7	—	0.9	—	4.6
Distributions from affiliated companies, net	1.5	—	—	—	1.5
Distributions from consolidated subsidiaries, Net	7.9	—	—	(7.9)	—
Restricted cash activity, net	7.7	—	—	—	7.7
Other investing activities	—	—	(2.6)	—	(2.6)
Net investing activities	(42.8)	—	6.9	(7.9)	(43.8)
Financing Activities
Long-term debt repayments	(11.5)	—	(12.2)	—	(23.7)
Earn out payment - SunBelt	—	—	(17.1)	—	(17.1)
Common stock repurchased and retired	(36.2)	—	—	—	(36.2)
Stock options exercised	8.8	—	—	—	8.8
Excess tax benefits from stock-based compensation	1.6	—	—	—	1.6
Dividends paid	(64.0)	—	(7.9)	7.9	(64.0)
Intercompany financing activities	(29.3)		29.3		—
Net financing activities	(130.6)	—	(7.9)	7.9	(130.6)
Net increase (decrease) in cash and cash equivalents	163.5	—	(20.9)	—	142.6
Cash and cash equivalents, beginning of year	133.3	—	31.9	—	165.2
Cash and cash equivalents, end of year	$296.8	—	$11.0	—	$307.8